Note 2 - Summary of Significant Accounting Policies (Details Textual) - EBP 71-0335111 001 [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Note Receivable from Participant, Allowance for Credit Loss	$ 0	$ 0
EBP, Fair Value, Investment, NAV, Unfunded Commitment	$ 0	$ 0